Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.31650%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,038,867.32

Principal:
Principal Collections	$21,157,502.53
Prepayments in Full	$10,733,908.43
Liquidation Proceeds	$431,966.54
Recoveries	$126,461.77
Sub Total	$32,449,839.27
Collections	$34,488,706.59

Purchase Amounts:
Purchase Amounts Related to Principal	$208,002.08
Purchase Amounts Related to Interest	$1,743.67
Sub Total	$209,745.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,698,452.34

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,698,452.34
Servicing Fee	$722,236.75	$722,236.75	$0.00	$0.00	$33,976,215.59
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,976,215.59
Interest - Class A-2a Notes	$177,078.82	$177,078.82	$0.00	$0.00	$33,799,136.77
Interest - Class A-2b Notes	$6,669.59	$6,669.59	$0.00	$0.00	$33,792,467.18
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$33,118,534.76
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$32,907,859.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,907,859.18
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$32,837,782.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,837,782.18
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$32,788,432.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,788,432.18
Regular Principal Payment	$29,785,557.66	$29,785,557.66	$0.00	$0.00	$3,002,874.52
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,002,874.52
Residual Released to Depositor	$0.00	$3,002,874.52	$0.00	$0.00	$0.00
Total		$34,698,452.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,785,557.66
Total					$29,785,557.66

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,621,387.28	$68.86	$177,078.82	$0.50	$24,798,466.10	$69.36
Class A-2b Notes	$5,164,170.38	$68.86	$6,669.59	$0.09	$5,170,839.97	$68.95
Class A-3 Notes	$0.00	$0.00	$673,932.42	$1.56	$673,932.42	$1.56
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$29,785,557.66	$22.64	$1,187,783.41	$0.90	$30,973,341.07	$23.54

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$113,029,031.20	0.3160944	$88,407,643.92	0.2472388
Class A-2b Notes	$23,707,079.09	0.3160944	$18,542,908.71	0.2472388
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$765,996,110.29	0.5821126	$736,210,552.63	0.5594773

Pool Information
Weighted Average APR	2.770%	2.761%
Weighted Average Remaining Term	46.08	45.27
Number of Receivables Outstanding	37,374	36,470
Pool Balance	$866,684,100.75	$833,715,748.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$802,024,574.87	$771,744,491.92
Pool Factor	0.6082850	0.5851461

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$61,971,256.14
Targeted Overcollateralization Amount	$97,505,195.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$97,505,195.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		107	$436,973.11
(Recoveries)		21	$126,461.77
Net Loss for Current Collection Period			$310,511.34
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4299%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3151%
Second Prior Collection Period			0.3219%
Prior Collection Period			0.6832%
Current Collection Period			0.4383%
Four Month Average (Current and Prior Three Collection Periods)			0.4396%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,437	$4,245,716.34
(Cumulative Recoveries)			$394,819.90
Cumulative Net Loss for All Collection Periods			$3,850,896.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2703%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,954.57
Average Net Loss for Receivables that have experienced a Realized Loss			$2,679.82

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.62%	185	$5,189,390.04
61-90 Days Delinquent	0.14%	34	$1,148,724.55
91-120 Days Delinquent	0.02%	5	$183,609.58
Over 120 Days Delinquent	0.03%	7	$241,659.99
Total Delinquent Receivables	0.81%	231	$6,763,384.16

Repossession Inventory:
Repossessed in the Current Collection Period		17	$542,720.31
Total Repossessed Inventory		31	$1,004,905.02

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1146%
Prior Collection Period			0.1338%
Current Collection Period			0.1261%
Three Month Average			0.1248%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1888%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	15

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	119	$3,634,203.49
2 Months Extended	176	$5,609,004.02
3+ Months Extended	17	$572,055.00

Total Receivables Extended	312	$9,815,262.51

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer